Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series Emerging Markets Opportunities Fund, Fidelity® Series, International Growth Fund, Fidelity® Series International Small Cap Fund, and Fidelity® Series International Value Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contracts" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

GSV-S-SSTK-0424-111-1.918664.111	April 2, 2024

Supplement to the
Fidelity® SAI International SMA Completion Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

ISM-SSTK-0424-101-1.9899269.101	April 2, 2024

Supplement to the
Fidelity® Series Overseas Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

SOV-SSTK-0424-101-1.9899786.101	April 2, 2024

Supplement to the
Fidelity® Series Select International Small Cap Fund
December 30, 2023
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the "Management Contract" section.
Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

SSI-SSTK-0424-100-1.9912402.100	April 2, 2024